RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
RELATED PARTY TRANSACTIONS
Services fees	$ 207	$ 299	$ 2,948
Operating Cost And Expense Related Party Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Other revenue	$ 488	$ 339	$ 1,295
Other Operating Income Related Party Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Purchase of equipment			$ 581